Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

9.   Leases

Operating leases of the Group mainly include land use rights and leases of offices, warehouse, delivery and servicing center and vehicle.

The components of lease expenses were as follows:

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease expenses	148,234	135,663	121,393
Short-term lease expenses	1,615	24,359	56,808
Total	149,849	160,022	178,201

Short-term leases primarily represent the lease with a term of 12 months or less.

The operating lease expense and short-term lease expense were recognized in cost of revenues, fulfillment, sales and marketing, research and development and general and administrative expenses.

9.   Leases (continued)

Supplemental cash flows information related to leases was as follows:

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating lease	135,161	146,733	126,758
RoU assets obtained in exchanges for lease liabilities
RoU assets obtained in exchanges for new operating lease liabilities	214,305	66,494	54,944

A summary of supplemental information related to leases as of December 31, 2022 and 2023 is as follows:

	As of
	December 31,
	2022	2023
	RMB	RMB
Land use rights, net	10,930	11,033
Operating lease right-of-use assets, net (excluding land use rights)	297,937	224,930
Operating lease RoU assets, net	308,867	235,963
Operating lease liabilities – current	95,775	91,230
Operating lease liabilities – non-current	214,427	146,970
Total operating lease liabilities	310,202	238,200

	As of
	December 31,
	2022	2023
Weighted average remaining lease term
Land use rights	50 years	49 years
Operating leases	2.90 years	3.31 years
Weighted average discount rate
Land use rights	—	—
Operating leases	4.36%	4.38%

9.   Leases (continued)

A Summary of maturities of lease liabilities as of December 31, 2023 were as follows:

As of
December 31,
2023
RMB
2024	109,845
2025	72,794
2026	25,658
2027	10,464
2028	10,778
Thereafter	42,608
Total undiscounted lease payments	272,147
Less: interest	(33,947)
Present value of lease liabilities	238,200

As of December 31, 2023, the Group has RMB249 lease contract that has been entered into but not yet commenced. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.